2. Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
GoingConcernAbstract
NOTE 2 - Going Concern

The Company has suffered losses from operations and lacked liquidity to meet its then-current obligations at March 31, 2014. The Company had net losses of $1,380,175 and $2,601,155 for the three months ended March 31, 2014 and 2013, respectively and net losses for 2013 and 2012 of $2,635,975 and $7,366,061, respectively. As of March 31, 2014, the Company had negative working capital of $8,016,821 and an accumulated deficit of $62,464,074. The Company had a total of $717,002 of promissory notes that were in default as of March 31, 2014. The Company raised $400,000 and $200,000 from the issuance of promissory notes during the three months ended March 31, 2014 and 2013, respectively. In 2013, the Company raised $700,000 through the issuance of two promissory notes and $427,501 through the sale of common stock.

On April 29, 2014 and May 6, 2014, the Company sold a total of 6,194,625 shares of common stock at $4.00 per share and 2,477,851 warrants to purchase common stock at $4.80, for total proceeds of $24,778,500 and net proceeds of $21,528,150 after payment of fees, expenses and certain accounts payable (for additional details please see Footnote 20 “Subsequent Events”). However, given the Company’s plans to grow its existing businesses and potentially pursue acquisitions, this funding may not be sufficient and the Company may need to raise additional capital in the future to fully implement its business plan.

The financial statements were prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result if the Company is unable to continue as a going concern.

The Company has suffered losses from operations and, without additional capital, currently lacks liquidity to meet its current obligations. The Company had net losses for 2013 and 2012 of $2,635,975 and $7,366,061, respectively. As of December 31, 2013, the Company had negative working capital of $5,880,035 and an accumulated deficit of $60,937,550. The Company had a total of $667,002 of promissory notes that were in default as of December 31, 2013. Unless additional financing is obtained, the Company may not be able to continue as a going concern. In 2013, the Company raised $700,000 through the issuance of two promissory notes and $427,501 through the sale of common stock. In 2012, the Company raised $870,000 through issuance of preferred stock, $143,829 through the issuance of common stock and received $3,483,103 through issuance of promissory notes. The Company is seeking additional capital in connection with current and potential acquisitions. However, due to the current economic environment and the Company’s current financial condition, there can be no assurance that adequate capital will be available when needed and on acceptable terms.

The financial statements were prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result if the Company is unable to continue as a going concern.